Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) shares in Millions	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-Based Payment [Line Items]
Beginning balance - outstanding nonvested units | shares	29
Granted - nonvested units (period) | shares	15
Vested - nonvested units (period) | shares	(20)
Forfeited - nonvested units (period) | shares	(2)
Ending balance - outstanding nonvested units | shares	39
Beginning balance - weighted average exercise price of outstanding nonvested units | $ / shares	$ 38.35
Weighted average exercise price - granted - nonvested units | $ / shares	35.53
Weighted average exercise price - vested - nonvested units | $ / shares	38.5
Weighted average exercise price - forfeited nonvested units | $ / shares	38.11
Ending balance - weighted average exercise price of nonvested units | $ / shares	$ 38.44
Time Warner Inc. [Member]
Share-Based Payment [Line Items]
Granted - nonvested units (period) | shares	17
Weighted average exercise price - granted - nonvested units | $ / shares	$ 41.23